Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-taxable investment income	$ 149.4	$ 108.3
Tax rate differential on income and losses incurred outside Canada	399.1	5.2
Change in unrecorded tax benefit of losses and temporary differences	67.2	172.8
Deferred tax assets	522.4	713.9
Other including permanent differences	61.7	45.5
Unremitted earnings of subsidiaries	7,600.0	5,100.0
Tax effect of impairment of goodwill	8.0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses incurred outside Canada	(399.1)	5.2
Deferred tax assets	65.6	63.3
Unused tax losses	2,089.3	2,102.8
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24.2	54.7
Unused tax losses	109.4	46.1
Unused foreign tax credits	44.7	43.0
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5.5	53.9
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	488.8	537.6
Operating And Capital Losses, And U.S. Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	875.9	837.8
Allied World Assurance Company Holdings, Ltd (Allied World)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22.0
Unused tax losses	$ 251.4	$ 338.8